As filed with the Securities and Exchange Commission on May 10, 2013
File Nos. 333-143669
811-22077

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	10	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	13	[X]

(Check appropriate box or boxes)

PROSPECTOR FUNDS, INC.
(Exact name of Registrant as Specified in Charter)

370 Church Street
Guilford, Connecticut 06437
(Address of Principal Executive Office)

203-458-1500
(Registrant's Telephone Number, including Area Code)

John D. Gillespie, President
370 Church Street
Guilford, Connecticut 06437
(Name and address of agent for Service)

Copies of Communications to:
Patricia A. Poglinco
Seward & Kissel LLP
One Battery Park Plaza
New York, New York 10004

It is proposed that this filing will become effective (check appropriate box)

[ X]	immediately upon filing pursuant to Rule 485(b)
[ ]	on (date) pursuant to Rule 485(b)
[ ]	60 days after filing pursuant to Rule 485 (a)(1)
[ ]	on (date) pursuant to Rule 485(a)(1)
[ ]	75 days after filing pursuant to Rule 485 (a)(2)
[ ]	on (date) pursuant to Rule 485(a)(2)

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE:  This Post-Effective Amendment No. 10 to the Registration Statement of Prospector Funds, Inc. on Form N-1A hereby incorporates Parts A, B and C from the Company’s PEA No. 9 on Form N-1A filed April 29, 2013. This PEA No. 10 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 9 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certified that this Post-effective Amendment No. 10 to Registration Statement meets all of the requirements for effectiveness under Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Guilford and State of Connecticut, on the 10th day of May, 2013.

PROSPECTOR FUNDS, INC.

By: /s/ John D. Gillespie*
             John D. Gillespie
             President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 10 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John D. Gillespie*	President, Director	May 10, 2013
John D. Gillespie

/s/ Peter N. Perugini, Jr.	Treasurer, Secretary	May 10, 2013
Peter N. Perugini, Jr.

/s/ Harvey D. Hirsch*	Director	May 10, 2013
Harvey D. Hirsch

/s/ Joseph Klein III*	Director	May 10, 2013
Joseph Klein III

/s/ Roy L. Nersesian*	Director	May 10, 2013
Roy L. Nersesian

/s/ John T. Rossello, Jr.*	Director	May 10, 2013
John T. Rossello

*By: /s/ Peter N. Perugini, Jr.		May 10, 2013
Peter N. Perugini, Jr.
Attorney in Fact pursuant to
Power of Attorney

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 EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

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